UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end December 31

Date of reporting period: January 1, 2025 – June 30, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Semi-Annual Shareholder Report - June 30, 2025

Polaris Global Value Fund

PGVFX

Fund Overview

This semi-annual shareholder report contains important information about the Polaris Global Value Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://polarisfunds.com/resources/. You can also request this information by contacting us at (888) 263-5594.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polaris Global Value Fund	$52	0.99%

How did the Fund perform in the last six months?

The Fund outperformed the benchmark, with more than half of sectors posting double-digit returns including cyclicals like financials, industrials and consumer discretionary. While all sectors added positive absolute returns, real estate, materials and utilities were middling in comparison. Geographically, nearly 70% of holdings posted double-digit gains, led by South Korea, Germany, France and Norway. Holdings in Ireland and out-of-benchmark Colombia declined.

Financials contributed most, due to outperformance in a heavily-overweight sector. Shinhan Financial Group topped the sector on the back of strong quarterly earnings, while German reinsurers benefited from firm pricing and expansion plans. In industrials, Vinci SA surged as the company executed a series of share repurchases and announced executive leadership restructuring. Marubeni Corp rallied on portfolio diversification plans to establish a new pharmaceutical platform. Among consumer discretionary stocks, Next PLC saw its share price rise due to strong financial performance, an upgraded 2026 profit forecast and online sales growth. The single largest contributor was SK Hynix, Inc., the South Korean semiconductor company that posted robust earnings, with its high-bandwidth memory now comprising 40% of sales.

Methanex Corp. dragged down materials sector results, suffering an unplanned outage in its Geismar 3 plant. Smurfit Westrock PLC’s stock price trended down since releasing mixed fourth quarter 2024 results, while tariffs impact remains a concern. In health care, United Therapeutics Corp. reported lower revenues for its flagship Tyvaso inhaler, while also facing generics competition later in 2025.

Top Contributors

Top Detractors

  Next PLC

  SK Hynix, Inc.

  Shinhan Financial Group Co., Ltd.

  Vinci SA

  Koninklijke Ahold Delhaize NV

  Methanex Corp.

  United Therapeutics Corp.

  Smurfit WestRock PLC

  UnitedHealth Group, Inc.

  Allison Transmission Holdings, Inc.

Total Return Based on a $10,000 Investment

Date	Polaris Global Value Fund	MSCI World Index
06/30/15	$10,000	$10,000
09/30/15	$9,120	$9,155
12/31/15	$9,574	$9,659
03/31/16	$9,642	$9,625
06/30/16	$9,325	$9,722
09/30/16	$10,181	$10,195
12/31/16	$10,691	$10,384
03/31/17	$11,200	$11,046
06/30/17	$11,783	$11,491
09/30/17	$12,223	$12,047
12/31/17	$12,894	$12,710
03/31/18	$12,573	$12,547
06/30/18	$12,741	$12,765
09/30/18	$12,959	$13,401
12/31/18	$11,262	$11,603
03/31/19	$12,431	$13,051
06/30/19	$12,826	$13,573
09/30/19	$12,677	$13,646
12/31/19	$13,829	$14,814
03/31/20	$9,439	$11,695
06/30/20	$11,200	$13,959
09/30/20	$11,689	$15,066
12/31/20	$14,749	$17,169
03/31/21	$16,355	$18,014
06/30/21	$16,796	$19,409
09/30/21	$16,619	$19,408
12/31/21	$17,020	$20,915
03/31/22	$16,233	$19,837
06/30/22	$14,134	$16,626
09/30/22	$12,825	$15,598
12/31/22	$14,975	$17,121
03/31/23	$15,395	$18,444
06/30/23	$15,658	$19,704
09/30/23	$15,308	$19,022
12/31/23	$17,187	$21,193
03/31/24	$18,203	$23,076
06/30/24	$18,025	$23,683
09/30/24	$19,230	$25,190
12/31/24	$18,103	$25,150
03/31/25	$18,830	$24,700
06/30/25	$20,482	$27,533

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Polaris Global Value Fund	13.63%	12.83%	7.43%
MSCI World Index	16.26%	14.55%	10.66%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$448,219,279
# of Portfolio Holdings	93
Portfolio Turnover Rate	9%
Investment Advisory Fees (Net of fees waived)	$1,622,787

Top Ten Holdings

(% total investments)*

SK Hynix, Inc.	2.17%
Next PLC	1.75%
JPMorgan Chase & Co.	1.73%
Shinhan Financial Group Co., Ltd.	1.71%
SLM Corp.	1.69%
Koninklijke Ahold Delhaize NV	1.67%
Gilead Sciences, Inc.	1.57%
Canadian Tire Corp., Ltd., Class A	1.53%
United Therapeutics Corp.	1.53%
Popular, Inc.	1.52%

* excluding cash equivalents

Country Weightings

(% total investments)*

Value	Value
United States	34.3%
Japan	9.5%
France	8.6%
South Korea	6.6%
United Kingdom	6.3%
Germany	5.2%
Canada	4.4%
Switzerland	3.7%
Norway	3.6%
Ireland	2.8%
Sweden	2.5%
Netherlands	2.3%
Spain	1.9%
Puerto Rico	1.5%
Italy	1.5%
China	1.3%
Singapore	1.2%
Taiwan	1.1%
Belgium	0.7%
Chile	0.6%
Colombia	0.4%
Russia	0.0%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Financials	26.5%
Industrials	14.8%
Consumer Discretionary	13.4%
Health Care	11.0%
Materials	7.2%
Information Technology	7.2%
Consumer Staples	6.8%
Energy	5.3%
Communication Services	4.1%
Utilities	2.5%
Real Estate	1.2%

* excluding cash equivalents

Additional information is available by scanning the QR code or at https://polarisfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - June 30, 2025

225S-PGVFX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Semi-Annual Financials and Other Information
JUNE 30, 2025
( Unaudited )

Table of Contents
Schedule of Investments 1
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Other Information 14

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2025

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 99.0%
Belgium - 0.6%
13,500 D'ieteren Group $ 2,900,586
Canada - 4.3%
49,814 Canadian Tire Corp., Ltd., Class A 6,781,728
578,000 Lundin Mining Corp. 6,078,179
83,408 Magna International, Inc. 3,224,231
99,237 Methanex Corp. 3,285,916
19,370,054
Chile - 0.6%
132,350,500 Latam Airlines Group SA 2,679,330
China - 1.3%
374,300 Vipshop Holdings, Ltd., ADR 5,633,215
Colombia - 0.4%
22,200 Tecnoglass, Inc. 1,717,392
France - 8.5%
33,200 Capgemini SE 5,672,610
153,100 Cie Generale des Etablissements
Michelin SCA 5,688,057
39,907 IPSOS SA 2,138,886
56,776 Publicis Groupe SA 6,399,014
45,600 Sanofi SA 4,415,873
35,091 Teleperformance SE 3,402,736
77,200 TotalEnergies SE 4,737,859
39,553 Vinci SA 5,828,594
38,283,629
Germany - 5.2%
135,400 Daimler Truck Holding AG 6,406,895
131,979 Deutsche Telekom AG 4,814,743
19,200 Hannover Rueck SE 6,043,170
9,300 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 6,031,790
23,296,598
Ireland - 2.8%
1,036,300 Greencore Group PLC 3,321,483
33,900 Jazz Pharmaceuticals PLC
(a)
3,597,468
126,652 Smurfit WestRock PLC 5,465,034
12,383,985
Italy - 1.5%
300,400 Eni SpA 4,869,064
4,371,673 TREVI - Finanziaria Industriale
SpA
(a)
1,691,648
6,560,712
Shares Security Description Value
Japan - 9.4%
355,100 Daicel Corp. $ 2,982,490
119,000 ITOCHU Corp. 6,243,977
290,200 KDDI Corp. 4,997,715
61,500 Macnica Holdings, Inc. 828,940
283,700 Marubeni Corp. 5,738,815
396,000 Mitsubishi UFJ Financial Group, Inc. 5,453,061
221,400 ORIX Corp. 5,012,076
224,000 Sony Group Corp. 5,802,021
172,200 Takeda Pharmaceutical Co., Ltd. 5,291,379
42,350,474
Netherlands - 2.3%
105,100 JDE Peet's NV 3,000,975
177,200 Koninklijke Ahold Delhaize NV 7,410,017
10,410,992
Norway - 3.6%
202,596 DNB Bank ASA 5,599,862
166,137 SpareBank 1 Sor-Norge ASA 3,055,916
158,654 Sparebanken Norge 2,520,041
135,700 Yara International ASA 5,008,274
16,184,093
Puerto Rico - 1.5%
61,300 Popular, Inc. 6,755,873
Russia - 0.0%
3,148,600 Alrosa PJSC
(b)
403
Singapore - 1.2%
195,650 United Overseas Bank, Ltd. 5,539,442
South Korea - 6.5%
26,700 F&F Co., Ltd./New 1,562,907
61,100 Kia Corp. 4,386,922
133,758 Samsung Electronics Co., Ltd. 5,926,740
166,800 Shinhan Financial Group Co., Ltd. 7,588,560
44,500 SK Hynix, Inc. 9,628,038
29,093,167
Spain - 1.9%
232,500 Bankinter SA 3,034,519
167,600 Endesa SA 5,308,745
8,343,264
Sweden - 2.4%
119,300 Duni AB, Class A 1,176,494
100,203 Loomis AB 4,211,091
240,300 SKF AB, Class B 5,514,182
10,901,767
Switzerland - 3.7%
4,450 Barry Callebaut AG 4,845,674
20,544 Chubb, Ltd. 5,952,008
47,600 Novartis AG 5,769,351
16,567,033

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2025

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Taiwan - 1.1%
1,090,000 Chailease Holding Co., Ltd. $ 4,720,149
United Kingdom - 6.3%
303,944 Inchcape PLC 3,028,935
1,411,400 International Consolidated Airlines
Group SA 6,610,265
11,113 Linde PLC 5,213,997
246,402 Mondi PLC 4,023,170
45,528 Next PLC 7,774,253
85,600 Nomad Foods, Ltd. 1,454,344
28,104,964
United States - 33.9%
30,451 AbbVie, Inc. 5,652,315
53,700 Allison Transmission Holdings, Inc. 5,100,963
35,000 Arrow Electronics, Inc.
(a)
4,460,050
25,900 Capital One Financial Corp. 5,510,484
44,776 Crocs, Inc.
(a)
4,534,913
47,400 Cullen/Frost Bankers, Inc. 6,092,796
55,600 CVS Health Corp. 3,835,288
11,100 Elevance Health, Inc. 4,317,456
114,600 Gaming and Leisure Properties, Inc.
REIT 5,349,528
21,067 General Dynamics Corp. 6,144,401
63,000 Gilead Sciences, Inc. 6,984,810
42,200 Ingredion, Inc. 5,723,164
94,563 International Bancshares Corp. 6,294,113
26,500 JPMorgan Chase & Co. 7,682,615
105,000 LKQ Corp. 3,886,050
25,800 M&T Bank Corp. 5,004,942
33,282 Marathon Petroleum Corp. 5,528,473
52,700 MKS, Inc. 5,236,272
85,214 NextEra Energy, Inc. 5,915,556
205,000 NOV, Inc. 2,548,150
351,529 Sally Beauty Holdings, Inc.
(a)
3,255,159
38,100 Science Applications International
Corp. 4,290,441
228,700 SLM Corp. 7,499,073
121,300 The Carlyle Group, Inc. 6,234,820
81,200 Tyson Foods, Inc., Class A 4,542,328
23,600 United Therapeutics Corp.
(a)
6,781,460
6,368 UnitedHealth Group, Inc. 1,986,625
106,738 Webster Financial Corp. 5,827,895
92,400 Williams Cos., Inc. 5,803,644
152,023,784
Total Common Stock (Cost $311,991,185) 443,820,906
Shares Security Description Value
Money Market Fund - 0.8%
3,499,405 Northern Institutional
Treasury Portfolio
Premier Shares, 4.16%
(c)
(Cost $3,499,405) $ 3,499,405
Investments, at value - 99.8% (Cost $315,490,590) $ 447,320,311
Other Assets & Liabilities, Net - 0.2% 898,968
Net Assets - 100.0% $ 448,219,279
ADR American Depositary Receipt
PJSC Public Joint Stock Company
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $403 or 0.0% of net assets.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of June 30, 2025.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2025

See Notes to Financial Statements.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Belgium $ 2,900,586 $ – $ – $ 2,900,586
Canada 19,370,054 – – 19,370,054
Chile 2,679,330 – – 2,679,330
China 5,633,215 – – 5,633,215
Colombia 1,717,392 – – 1,717,392
France 38,283,629 – – 38,283,629
Germany 23,296,598 – – 23,296,598
Ireland 12,383,985 – – 12,383,985
Italy 6,560,712 – – 6,560,712
Japan 42,350,474 – – 42,350,474
Netherlands 10,410,992 – – 10,410,992
Norway 16,184,093 – – 16,184,093
Puerto Rico 6,755,873 – – 6,755,873
Russia – – 403 403
Singapore 5,539,442 – – 5,539,442
South Korea 29,093,167 – – 29,093,167
Spain 8,343,264 – – 8,343,264
Sweden 10,901,767 – – 10,901,767
Switzerland 16,567,033 – – 16,567,033
Taiwan 4,720,149 – – 4,720,149
United Kingdom 28,104,964 – – 28,104,964
United States 152,023,784 – – 152,023,784
Money Market Fund 3,499,405 – – 3,499,405
Investments at Value $ 447,319,908 $ – $ 403 $ 447,320,311
Common Stock
Balance as of 12/31/24 $ 277
Change in Unrealized Appreciation/(Depreciation) 126
Balance as of 06/30/25
$ 403
Net change in unrealized depreciation from
investments held as of 06/30/25 $ 126
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 4.1%
Consumer Discretionary 13.3%
Consumer Staples 6.8%
Energy 5.2%
Financials 26.2%
Health Care 10.9%
Industrials 14.7%
Information Technology 7.1%
Materials 7.2%
Real Estate 1.2%
Utilities 2.5%
Money Market Fund 0.8%
100.0%

Polaris Global Value Fund
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2025
See Notes to Financial Statements.
* Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $315,490,590) $ 447,320,311
Cash 15,605
Foreign currency (Cost $80,350) 80,405
Receivables:
Fund shares sold 6,414
Dividends 1,199,872
Trustees' fees and expenses 363
Prepaid expenses 35,707
Total Assets
448,658,677
LIABILITIES
Payables:
Fund shares redeemed 43,569
Accrued Liabilities:
Investment adviser fees 280,924
Fund services fees 40,493
Other expenses 74,412
Total Liabilities
439,398
NET ASSETS
$ 448,219,279
COMPONENTS OF NET ASSETS
Paid-in capital $ 294,568,100
Distributable Earnings 153,651,179
NET ASSETS
$ 448,219,279
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 12,822,592
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 34.96

Polaris Global Value Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2025
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $829,984) $ 7,317,705
Total Investment Income
7,317,705
EXPENSES
Investment adviser fees 2,091,962
Fund services fees 257,165
Custodian fees 36,306
Registration fees 12,756
Professional fees 42,568
Trustees' fees and expenses 14,650
Other expenses 111,260
Total Expenses 2,566,667
Fees waived
(495,630)
Net Expenses
2,071,037
NET INVESTMENT INCOME
5,246,668
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
11,530,997
Foreign currency transactions
(22,120)
Net realized gain
11,508,877
Net change in unrealized appreciation (depreciation) on:
Investments
35,620,148
Foreign currency translations
93,710
Net change in unrealized appreciation (depreciation)
35,713,858
NET REALIZED AND UNREALIZED GAIN
47,222,735
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 52,469,403

Polaris Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Six Months
Ended
June 30, 2025
For the Year
Ended
December 31, 2024
OPERATIONS
Net investment income $ 5,246,668 $ 7,467,066
Net realized gain 11,508,877 21,591,058
Net change in unrealized appreciation (depreciation) 35,713,858 (6,781,108)
Increase in Net Assets Resulting from Operations
52,469,403 22,277,016
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (22,341,484)
CAPITAL SHARE TRANSACTIONS
Sale of shares 4,986,032 3,938,144
Reinvestment of distributions – 21,266,750
Redemption of shares
(18,163,082) (31,887,789)
Redemption fees
1,600 16,099
Decrease in Net Assets from Capital Share Transactions
(13,175,450) (6,666,796)
Increase (Decrease) in Net Assets
39,293,953 (6,731,264)
NET ASSETS
Beginning of Period
408,925,326 415,656,590
End of Period
$ 448,219,279 $ 408,925,326
SHARE TRANSACTIONS
Sale of shares 160,439 120,830
Reinvestment of distributions – 662,798
Redemption of shares
(573,345) (979,567)
Decrease in Shares
(412,906) (195,939)

Polaris Global Value Fund
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
June 30, 2025
For the Years Ended December 31,
2024 2023 2022 2021 2020
NET ASSET VALUE, Beginning of Period
$ 30.90 $ 30.95 $ 27.42 $ 32.26 $ 29.12 $ 27.72
INVESTMENT OPERATIONS
Net investment income (a) 0.40 0.57 0.49 0.50 0.48 0.32
Net realized and unrealized gain (loss)
3.66 1.12 3.56 (4.37) 3.97 1.53
Total from Investment Operations
4.06 1.69 4.05 (3.87) 4.45 1.85
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.61) (0.52) (0.43) (0.50) (0.34)
Net realized gain
– (1.13) – (0.54) (0.81) (0.11)
Total Distributions to Shareholders
– (1.74) (0.52) (0.97) (1.31) (0.45)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Period
$ 34.96 $ 30.90 $ 30.95 $ 27.42 $ 32.26 $ 29.12
TOTAL RETURN
13.14%(c) 5.34% 14.77% (12.01)% 15.36% 6.68%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 448,219 $ 408,925 $ 415,657 $ 392,070 $ 492,795 $ 450,739
Ratios to Average Net Assets:
Net investment income 2.51%(d) 1.75% 1.72% 1.74% 1.47% 1.34%
Net expenses 0.99%(d) 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (e) 1.23%(d) 1.22% 1.22% 1.23% 1.21% 1.24%
PORTFOLIO TURNOVER RATE 9%(c) 17% 14% 19% 19% 57%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
Note 1. Organization
The Polaris Global Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the
Fund’s shares of beneficial interest without par value. The Fund commenced operations June 1, 1998 after it acquired the net assets of Global Value Limited Partnership (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989. The Fund seeks capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity.
The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the
Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a
NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2025, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of June 30, 2025, if any, are disclosed in the Fund’s Schedule of Investments.
Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
The values of each individual purchased option outstanding as of June 30, 2025, if any, are disclosed in the Fund’s Schedule of Investments.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund files a U.S.
federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the
Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – Polaris Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA
Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.
The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the
Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services and administration fees within the Statement of
Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive
Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as
well as certain additional compliance support functions.
Trustees and Officers –Effective January 1, 2025, each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman). The Audit Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses)
to 0.99%, through at least April 30, 2026 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Other Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the period ended June 30, 2025, fees waived were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the
Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June
30, 2025, $2,703,405 is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
$ 469,175 $ 26,455 $ 495,630

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2025
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2025, were $36,158,907 and $45,079,006, respectively.
Note 6. Federal Income Tax
As of June 30, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of December 31, 2024, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to real estate investment trusts, passive foreign investment company transactions, wash sales, and return of capital on equity securities.
During the year ended December 31, 2024, the Fund utilized $1,726,731 of capital loss carryforwards to offset capital gains.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Gross Unrealized Appreciation $ 154,202,773
Gross Unrealized Depreciation (22,373,052)
Net Unrealized Appreciation $ 131,829,721
Undistributed Ordinary Income
$ 60,142
Undistributed Long-Term Gain
5,744,219
Net Unrealized Appreciation
95,436,298
Other Temporary Differences
(58,883)
Total
$ 101,181,776

Polaris Global Value Fund
OTHER INFORMATION
JUNE 30, 2025
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form
N-CSR)
At the March 20, 2025 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the
Board received an oral presentation from the Adviser, and the Independent Trustees were advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the
Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser, and a discussion with the
Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers at the Adviser with principal responsibility for the Fund’s investments as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.

Polaris Global Value Fund
OTHER INFORMATION
JUNE 30, 2025
The Board considered the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the firm has the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory
Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the performance of the Fund compared to its primary benchmark index, the MSCI World Index. The Board observed that the
Fund underperformed the MSCI World Index for the one-, three-, five-, and 10-year periods ended December 31, 2024, and outperformed the primary benchmark index for the period since the Global Value Fund’s inception on July 31, 1989.
The Board noted the Adviser’s representation that the Fund’s underweight exposure to the United States market, which has outperformed most global markets during the periods under review, and the outperformance of growth stocks relative to value stocks over the last decade had contributed most to the Fund’s relative underperformance over longer time periods.
The Board also considered the Fund’s performance relative to an independent peer group identified by Strategic Insight,
Inc. (“Strategic Insight Peers”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Strategic Insight, the Fund underperformed the average of its Strategic Insight Peers for the one-, three-, five-, and 10-year periods ended December 31, 2024. The Board noted the Adviser’s representation that the
Fund’s recent underperformance relative to the Strategic Insight Peers could be attributed, at least in part, to the Fund’s underweight exposure to the U.S. markets during certain periods when U.S. markets flourished, and that the Fund incurred relatively less risk than peers as measured by portfolio beta.
In consideration of the Adviser’s investment strategy and the foregoing performance information, among other considerations, the Board determined that the Fund could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund’s Strategic Insight Peer group. The Board noted that, although the Adviser’s net advisory fee rate was higher than the median of the Strategic Insight Peer group, the
Fund’s net total expense ratio was among the lowest of the Strategic Insight Peer group. The Board also noted the Adviser’s representation that the advisory fee rate charged to the Fund was reasonable relative to the fee rates charged by the Adviser in connection with its management of other pooled investment vehicles and separate accounts with investment objectives similar to the Fund. The Board further noted that the Adviser was currently waiving a portion of its advisory fee in an effort to keep the Fund’s expenses at levels believed by the Adviser to be attractive to investors. Based on the foregoing and other applicable considerations, the Board concluded that the Adviser’s net advisory fee rate charged to the Fund was reasonable.

Polaris Global Value Fund
OTHER INFORMATION
JUNE 30, 2025
Costs of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund as well as the Adviser’s discussion of costs and profitability of its Fund activities. The Board noted the Adviser’s representation that the Adviser does not maintain separately identifiable profit and loss data specific to the Fund but that the Adviser believed that its profitability was reasonable, including relative to the Adviser’s other clients, and that it incurs additional expenses for regulatory and compliance obligations for its Fund activities compared to the expenses attributable to the Adviser’s other management activities. In addition, the Board noted the contractual expense cap in place for the Fund and the Adviser’s reimbursements. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board considered whether the Fund could benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time. Noting the relative stability in asset levels in the Fund over the past year and the existence of the Adviser’s ongoing expense limitation arrangements, the
Board concluded that the advisory fee remained reasonable in light of the current information provided to the Trustees with respect to economies of scale.
Other Benefits
The Board considered the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the contractual fee under the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Semi-Annual Financials
and Other Information
JUNE 30, 2025
(Unaudited)
INVESTMENT ADVISER
Polaris Capital Management, LLC
121 High Street
Boston, MA 02110-2475
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information
of the shareholders of the Fund. It is not authorized
for distribution to prospective investors unless
preceded or accompanied by an effective prospectus,
which includes information regarding the Fund’s
risks, objectives, fees and expenses, experience of its
management and other information.
225-SAR-0625

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 11, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 11, 2025